Selected Statement of Operations Data - Selling, General and Administrative Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprised as follows:
Selling	$ 45,044	$ 35,746	$ 43,542
General and administrative	51,125	40,202	29,509
Selling, general and administrative expense	$ 96,169	$ 75,948	$ 73,051